Apr. 30, 2024
Invesco Aerospace & Defense ETF | Invesco Aerospace & Defense ETF
Investment Objective
The Invesco Aerospace & Defense ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the SPADE® Defense Index (the “Underlying Index”).
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%

Other Expenses	0.07

Total Annual Fund Operating Expenses	0.57

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$58	$183	$318	$713

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in securities that comprise the Underlying Index.
Strictly in accordance with its guidelines and mandated procedures, SPADE Indexes LLC (“SPADE Indexes” or the “Index Provider”) compiles, maintains, and calculates the Underlying Index, which is composed of common stocks of companies that are systematically important to the defense sector and are involved with the development, manufacture, operation and support of U.S. defense, military, national/homeland security, and government space operations. These may include, for example, companies that provide the following products or services: military aircraft, naval vessels, armored vehicles, helicopters, drones and remotely piloted vehicles, missiles and missile defense, command and control, secure communications, battlespace awareness, intelligence and reconnaissance, and space systems, as well as national/homeland security activities including border security, biometric screening systems, and military cybersecurity efforts.
The Index Provider identifies for inclusion in the Underlying Index common stocks of U.S. companies whose shares are listed on the New York Stock Exchange (“NYSE”) or The Nasdaq Stock Market (“Nasdaq”) and weights them according to a modified market capitalization-weighted methodology.
As of June 30, 2024, the Underlying Index was comprised of 53 constituents with market capitalizations ranging from approximately $854.4 million to $174 billion.
The Fund employs a “full replication” methodology in seeking to track the Underlying Index, meaning that the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the  Investment Company Act of 1940, as amended (the “1940 Act”).
Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2024, the Fund had significant exposure to the aerospace and defense industry. The Fund’s portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.

Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

	Period Ended	Returns
Year-to-date	June 30, 2024	11.61%
Best Quarter	December 31, 2020	21.88%
Worst Quarter	March 31, 2020	-26.58%

Average Annual Total Returns (for the periods ended December 31, 2023)
	Inception Date	1 Year	5 Years	10 Years
Return Before Taxes	10/26/2005	18.39%	14.24%	12.62%
Return After Taxes on Distributions		18.19	14.00	12.36
Return After Taxes on Distributions and Sale of Fund Shares		11.02	11.40	10.50

SPADE® Defense Index (reflects no deduction for fees, expenses or taxes)		19.05	14.82	13.25

S&P 500® Index (reflects no deduction for fees, expenses or taxes)[1]		26.29	15.69	12.03

S&P Composite 1500® Aerospace & Defense Index (reflects no deduction for fees, expenses or taxes)[1]		8.69	9.74	11.09

1
Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Composite 1500® Aerospace & Defense Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.